Property And Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Kiosks and components	$ 1,041,755	$ 887,237
Computers, servers, and software	195,756	123,766
Office furniture and equipment	6,538	4,791
Vehicles	7,278	9,077
Leasehold improvements	19,743	14,673
Property and equipment, at cost	1,271,070	1,039,544
Accumulated depreciation and amortization	(684,946)	(540,366)
Property and equipment, net	$ 586,124	$ 499,178